Repurchase Agreements	12 Months Ended
Dec. 31, 2024
Repurchase Agreements
Repurchase Agreements

Note 13. Repurchase Agreements

Securities sold under agreements to repurchase mature daily and consisted of the following:

As of or for the year ended December 31,

	2024	2023

Current balance	$48,943,996	$36,255,920
Average balance	32,532,862	35,419,450
Highest month-end balance	48,943,996	38,058,036
Weighted average interest rate	2.45%	2.11%
Pledged investment (1)
Amortized cost	61,463,021	59,300,089
Fair value	52,603,659	52,107,148

(1)	U.S. GSE debt securities, Agency MBS, ABS and OAS, were pledged as collateral for the periods presented.